Financial Assets Carried at Contract Value - Schedule of Financial Assets Carried at Contract Value (Detail) - EBP 006 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan Investment Contract Value [Line Items]
Putnam Stable Value Fund	$ 263,644	$ 263,101
Investment, Identifier [Axis]: Putnam Stable Value Fund
Employee Benefit Plan Investment Contract Value [Line Items]
Putnam Stable Value Fund	$ 263,644	$ 263,101